Equity - Additional information (Detail)												1 Months Ended		12 Months Ended
	Mar. 31, 2022 PEN (S/)	Mar. 31, 2022 USD ($) $ / shares	Nov. 24, 2021 PEN (S/)	Nov. 24, 2021 USD ($) $ / shares	Mar. 31, 2021 PEN (S/)	Mar. 31, 2021 USD ($) $ / shares	Apr. 07, 2020 PEN (S/)	Apr. 07, 2020 USD ($) $ / shares	Jul. 18, 2019 PEN (S/) shares	Apr. 01, 2019 PEN (S/)	Apr. 01, 2019 USD ($) $ / shares	Jul. 31, 2019 PEN (S/)	Jul. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2021 PEN (S/) shares	Dec. 31, 2020 PEN (S/) shares
Disclosure of classes of share capital [line items]
Common stock, nominal value | $ / shares													$ 0
Common stock, issuance value per share | $ / shares													$ 9.72
IPO, Number of shares issued | shares									2,336,841
IPO, fair value of shares issued									S/ 336,950,000
Subscribed and paid-in common shares | shares															115,447,705
Dividends distribution declared	S/ 751,532,000	$ 202,025,000	S/ 301,757,000	$ 75,038,000	S/ 332,096,000	$ 88,891,000				S/ 654,464,000	$ 197,187,000
Dividends distribution declared, per share | $ / shares		$ 1.75		$ 0.65		$ 0.77					$ 1.75
Regulatory capital requirement														According to Legislative Decree No. 1028 and amendments, Interbank’s regulatory capital must be equal to or higher than 10 percent of the assets and contingent credits weighted by total risk represented by the sum of: the regulatory capital requirement for market risk multiplied by 10, the regulatory capital requirement for operational risk multiplied by 10 and the assets and contingent credits weighted by credit risk.
Additional regulatory capital														S/ 587,350,000	S/ 341,328,000
Percentage of solvency														35.00%
Legal and special reserves														S/ 1,397,030,000	S/ 1,344,250,000
Regulatory capital requirement, Explanation of change														However, through Multiple Official Letter No. 27358-2021, the SBS established that in the period between April 2021 and March 2022, the regulatory capital for financial companies shall be equal or higher than 8 percent. Once this period ends, the regulatory capital shall go back to the percentage initially defined (10 percent of the assets and contingent loans weighted by total risks).
Adaptation period starting at the end of next twelve months														2 years
Distribution Of Dividend [Member]
Disclosure of classes of share capital [line items]
Dividends distribution declared							S/ 698,228,000	$ 202,033,000
Dividends distribution declared, per share | $ / shares								$ 1.75
Interfondos SA Sociedad Administradora de Fondos [Member]
Disclosure of classes of share capital [line items]
Entity shares held by subsidiary, shares | shares														30,074	24,824
Entity shares held by subsidiary, value														S/ 3,363,000	S/ 2,769,000
Issued capital [member]
Disclosure of classes of share capital [line items]
IPO, Number of shares issued | shares													2,336,841
IPO, fair value of shares issued									S/ 74,571,000			S/ 74,571,000	$ 22,714,000
Reserve [Member]
Disclosure of classes of share capital [line items]
Reserve charged to retained earnings	S/ 800,000,000													S/ 500,000,000